UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Dividend Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.1%

	COMMON STOCKS – 100.1%

	Aerospace & Defense – 1.6%

3,400	Boeing Company	$637,942

900	Spirit AeroSystems Holdings Inc.	49,041
	Total Aerospace & Defense	686,983

	Airlines – 2.1%

3,700	Copa Holdings SA	418,248

8,400	Southwest Airlines Co.	504,756
	Total Airlines	923,004

	Auto Components – 0.2%

600	Lear Corporation	89,424

	Automobiles – 2.4%

46,300	Ford Motor Company	514,856

15,700	General Motors Company	532,701
	Total Automobiles	1,047,557

	Banks – 1.2%

10,300	Bank of America Corporation	230,823

2,300	JPMorgan Chase & Co.	188,945

2,000	Zions Bancorporation	80,140
	Total Banks	499,908

	Biotechnology – 4.4%

9,800	AbbVie Inc.	646,996

4,200	Amgen Inc.	652,008

9,300	Gilead Sciences, Inc.	603,477
	Total Biotechnology	1,902,481

	Capital Markets – 9.3%

11,500	Bank New York Mellon	541,880

2,600	Goldman Sachs Group, Inc.	549,276

11,300	LPL Investments Holdings Inc.	439,909

12,300	Morgan Stanley	513,402

5,400	Northern Trust Corporation	472,176

6,200	Raymond James Financial Inc.	448,074

3,800	S&P Global, Inc.	542,678

6,400	State Street Corporation	521,344
	Total Capital Markets	4,028,739

NUVEEN	1

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.4%

7,400	Cabot Corporation	$386,502

2,300	Scotts Miracle Gro Company	199,203
	Total Chemicals	585,705

	Communications Equipment – 1.7%

23,200	Cisco Systems, Inc.	731,496

	Construction Materials – 1.0%

4,600	Eagle Materials Inc.	433,780

	Containers & Packaging – 2.1%

31,800	Graphic Packaging Holding Company	429,618

8,800	WestRock Company	478,896
	Total Containers & Packaging	908,514

	Diversified Telecommunication Services – 2.1%

18,400	CenturyLink Inc.	459,080

229,400	Frontier Communications Corporation	300,514

37,900	Windstream Holdings Inc.	161,075
	Total Diversified Telecommunication Services	920,669

	Electrical Equipment – 0.3%

800	Rockwell Automation, Inc.	126,976

	Electronic Equipment, Instruments & Components – 2.6%

16,500	Corning Incorporated	480,150

15,700	Jabil Circuit Inc.	469,744

10,600	Vishay Intertechnology Inc.	173,310
	Total Electronic Equipment, Instruments & Components	1,123,204

	Equity Real Estate Investment Trusts – 10.8%

2,800	American Tower Corporation, REIT	367,332

10,600	Apartment Investment & Management Company, Class A	454,952

5,400	Camden Property Trust	449,874

9,500	Developers Diversified Realty Corporation	81,510

5,800	Extra Space Storage Inc.	449,326

8,400	Prologis Inc.	466,536

2,400	Public Storage, Inc.	516,840

3,400	Simon Property Group, Inc.	524,450

17,100	Tanger Factory Outlet Centers	445,626

4,600	Vornado Realty Trust	424,120

6,600	Welltower Inc.	478,764
	Total Equity Real Estate Investment Trusts	4,659,330

	Food & Staples Retailing – 3.5%

7,400	CVS Health Corporation	568,542

2	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

7,000	Walgreens Boots Alliance Inc.	$567,140

4,600	Wal-Mart Stores, Inc.	361,560
	Total Food & Staples Retailing	1,497,242

	Food Products – 0.9%

6,500	Tyson Foods, Inc., Class A	372,710

	Health Care Equipment & Supplies – 1.1%

8,200	Baxter International, Inc.	486,342

	Health Care Providers & Services – 5.2%

3,600	Aetna Inc.	521,496

5,200	AmerisourceBergen Corporation	477,204

3,200	McKesson HBOC Inc.	521,888

4,200	UnitedHealth Group Incorporated	735,756
	Total Health Care Providers & Services	2,256,344

	Hotels, Restaurants & Leisure – 5.0%

7,500	Carnival Corporation	480,525

2,400	Darden Restaurants, Inc.	213,432

7,700	Dunkin Brands Group Inc.	450,527

8,700	Las Vegas Sands	514,431

4,400	Royal Caribbean Cruises Limited	484,792
	Total Hotels, Restaurants & Leisure	2,143,707

	Household Durables – 0.9%

2,100	Whirlpool Corporation	389,634

	Independent Power & Renewable Electricity Producers – 0.9%

33,700	AES Corporation	393,616

	Insurance – 1.9%

11,400	Assured Guaranty Limited	445,284

3,700	Prudential Financial, Inc.	387,945
	Total Insurance	833,229

	Internet and Direct Marketing Retail – 0.5%

1,500	Expedia, Inc.	215,670

	IT Services – 2.7%

11,400	Booz Allen Hamilton Holding	449,616

5,700	MasterCard, Inc.	700,416
	Total IT Services	1,150,032

	Machinery – 2.9%

5,300	Ingersoll Rand Company Limited, Class A	474,880

7,000	Oshkosh Truck Corporation	441,840

NUVEEN	3

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

10,300	Terex Corporation	$337,634
	Total Machinery	1,254,354

	Media – 6.1%

7,000	CBS Corporation, Class B	427,770

10,600	Cinemark Holdings Inc.	419,442

8,700	John Wiley and Sons Inc., Class A	441,090

20,000	Regal Entertainment Group, Class A	416,000

6,000	Scripps Networks Interactive, Class A Shares	397,320

59,300	Sirius XM Holdings Inc.	311,325

24,900	TEGNA, Inc.	195,465
	Total Media	2,608,412

	Metals & Mining – 0.4%

2,200	Reliance Steel & Aluminum Company	160,490

	Mortgage Real Estate Investment Trusts – 3.7%

19,200	AGNC Investment Corp.	399,168

18,100	Chimera Investments Corporation	336,660

50,800	MFA Mortgage Investments, Inc.	422,656

45,100	Two Harbors Investment Corporation	450,098
	Total Mortgage Real Estate Investment Trusts	1,608,582

	Multiline Retail – 1.9%

7,800	Big Lots, Inc.	380,874

11,300	Kohl’s Corporation	434,259
	Total Multiline Retail	815,133

	Oil, Gas & Consumable Fuels – 1.6%

2,900	Exxon Mobil Corporation	233,450

9,300	ONEOK, Inc.	462,024
	Total Oil, Gas & Consumable Fuels	695,474

	Personal Products – 1.0%

7,700	Nu Skin Enterprises, Inc., Class A	422,576

	Pharmaceuticals – 0.6%

1,900	Johnson & Johnson	243,675

	Professional Services – 0.6%

2,400	Manpower Inc.	244,488

	Software – 2.6%

1,000	Intuit, Inc.	140,640

14,000	Microsoft Corporation	977,760
	Total Software	1,118,400

4	NUVEEN

Shares	Description (1)	Value

	Specialty Retail – 6.0%

7,600	Best Buy Co., Inc.	$451,364

19,200	GameStop Corporation	425,088

9,500	Gap, Inc.	213,750

5,000	Home Depot, Inc.	767,550

4,800	Ross Stores, Inc.	306,816

46,400	Staples, Inc.	421,312
	Total Specialty Retail	2,585,880

	Technology Hardware, Storage & Peripherals – 6.9%

13,200	Apple, Inc.	2,016,432

25,800	HP Inc.	484,008

11,800	NetApp, Inc.	477,782
	Total Technology Hardware, Storage & Peripherals	2,978,222
	Total Long-Term Investments (cost $40,841,696)	43,141,982
	Other Assets Less Liabilities – (0.1)%	(35,054)
	Net Assets – 100%	$43,106,928

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,141,982	$—	$—	$43,141,982

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments was $41,153,416.

NUVEEN	5

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$4,418,064
Depreciation	(2,429,498)
Net unrealized appreciation (depreciation) of investments	$1,988,566

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

REIT	Real Estate Investment Trust

6	NUVEEN

Nuveen Concentrated Core Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4%

	Aerospace & Defense – 5.4%

23,400	Boeing Company	$4,390,542

	Airlines – 9.9%

67,400	Southwest Airlines Co.	4,050,066

51,000	United Continental Holdings Inc., (2)	4,063,170
	Total Airlines	8,113,236

	Automobiles – 5.1%

378,700	Ford Motor Company	4,211,144

	Banks – 5.0%

181,700	Bank of America Corporation	4,071,897

	Biotechnology – 14.8%

26,200	Amgen Inc.	4,067,288

35,200	Celgene Corporation, (2)	4,027,232

62,700	Gilead Sciences, Inc.	4,068,603
	Total Biotechnology	12,163,123

	Capital Markets – 8.1%

62,600	Franklin Resources, Inc.	2,616,054

49,800	State Street Corporation	4,056,708
	Total Capital Markets	6,672,762

	Food & Staples Retailing – 10.1%

50,200	Walgreens Boots Alliance Inc.	4,067,204

54,000	Wal-Mart Stores, Inc.	4,244,400
	Total Food & Staples Retailing	8,311,604

	Health Care Providers & Services – 10.2%

68,700	Express Scripts, Holding Company, (2)	4,104,825

26,400	McKesson HBOC Inc.	4,305,576
	Total Health Care Providers & Services	8,410,401

	IT Services – 5.2%

34,400	MasterCard, Inc.	4,227,072

	Software – 5.0%

41,800	VMware Inc., (2)	4,060,870

	Technology Hardware, Storage & Peripherals – 10.2%

27,600	Apple, Inc.	4,216,176

223,500	HP Inc.	4,192,860
	Total Technology Hardware, Storage & Peripherals	8,409,036

NUVEEN	7

Nuveen Concentrated Core Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Wireless Telecommunication Services – 10.4%

500,800	Sprint Corporation, (2)	$4,251,792

63,000	T-Mobile US Inc., (2)	4,247,460
	Total Wireless Telecommunication Services	8,499,252
	Total Long-Term Investments (cost $78,225,660)	81,540,939
	Other Assets Less Liabilities – 0.6%	519,008
	Net Assets – 100%	$82,059,947

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$81,540,939	$—	$—	$81,540,939

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments was $81,058,867.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$7,277,285
Depreciation	(6,795,213)
Net unrealized appreciation (depreciation) of investments	$482,072

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

8	NUVEEN

Nuveen Equity Market Neutral Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 92.6%

	COMMON STOCKS – 92.6%

	Aerospace & Defense – 2.0%

3,500	Boeing Company	$656,705

11,600	Spirit AeroSystems Holdings Inc.	632,084
	Total Aerospace & Defense	1,288,789

	Airlines – 2.9%

5,400	Copa Holdings SA	610,416

10,000	Southwest Airlines Co.	600,900

8,100	United Continental Holdings Inc., (2)	645,327
	Total Airlines	1,856,643

	Auto Components – 1.9%

18,800	Goodyear Tire & Rubber Company	605,736

4,000	Lear Corporation	596,160
	Total Auto Components	1,201,896

	Automobiles – 1.9%

53,000	Ford Motor Company	589,360

17,900	General Motors Company	607,347
	Total Automobiles	1,196,707

	Banks – 4.6%

26,900	Bank of America Corporation	602,829

4,900	PNC Financial Services Group, Inc.	581,630

41,700	Regions Financial Corporation	577,128

14,100	Synovus Financial Corp.	576,408

14,400	Zions Bancorporation	577,008
	Total Banks	2,915,003

	Biotechnology – 5.1%

3,900	Amgen Inc.	605,436

2,300	Biogen Inc., (2)	569,871

4,900	Celgene Corporation, (2)	560,609

9,000	Gilead Sciences, Inc.	584,010

6,400	Ionis Pharmaceuticals, Inc., (2)	293,056

5,200	United Therapeutics Corporation, (2)	628,628
	Total Biotechnology	3,241,610

	Building Products – 1.1%

2,600	Owens Corning	162,240

19,000	USG Corporation, (2)	540,360
	Total Building Products	702,600

NUVEEN	9

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets – 5.0%

12,600	Bank New York Mellon	$593,712

3,000	Franklin Resources, Inc.	125,370

14,000	Morgan Stanley	584,360

8,300	Raymond James Financial Inc.	599,841

4,600	S&P Global, Inc.	656,926

7,600	State Street Corporation	619,096
	Total Capital Markets	3,179,305

	Chemicals – 0.5%

2,600	Cabot Corporation	135,798

7,400	Huntsman Corporation	176,860
	Total Chemicals	312,658

	Communications Equipment – 2.1%

17,000	Cisco Systems, Inc.	536,010

4,600	CommScope Holding Company Inc., (2)	170,154

4,900	F5 Networks, Inc., (2)	627,837
	Total Communications Equipment	1,334,001

	Construction & Engineering – 1.5%

19,800	Chicago Bridge & Iron Company N.V.	374,616

11,200	Jacobs Engineering Group, Inc.	587,104
	Total Construction & Engineering	961,720

	Construction Materials – 0.9%

6,200	Eagle Materials Inc.	584,660

	Containers & Packaging – 2.9%

11,100	Berry Plastics Corporation, (2)	643,689

43,800	Graphic Packaging Holding Company	591,738

12,000	WestRock Company	653,040
	Total Containers & Packaging	1,888,467

	Diversified Consumer Services – 0.6%

600	Graham Holdings Company	359,280

	Diversified Telecommunication Services – 1.3%

21,400	CenturyLink Inc.	533,930

230,800	Frontier Communications Corporation	302,348
	Total Diversified Telecommunication Services	836,278

	Electrical Equipment – 1.9%

8,000	Regal-Beloit Corporation	633,600

3,700	Rockwell Automation, Inc.	587,264
	Total Electrical Equipment	1,220,864

10	NUVEEN

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 1.8%

19,900	Jabil Circuit Inc.	$595,408

34,300	Vishay Intertechnology Inc.	560,805
	Total Electronic Equipment, Instruments & Components	1,156,213

	Energy Equipment & Services – 0.7%

38,600	Rowan Companies Inc.	464,744

	Equity Real Estate Investment Trusts – 0.6%

15,600	Tanger Factory Outlet Centers	406,536

	Food & Staples Retailing – 1.9%

7,800	Walgreens Boots Alliance Inc.	631,956

7,700	Wal-Mart Stores, Inc.	605,220
	Total Food & Staples Retailing	1,237,176

	Food Products – 0.7%

7,500	Tyson Foods, Inc., Class A	430,050

	Health Care Providers & Services – 5.3%

4,100	Aetna Inc.	593,926

3,600	AmerisourceBergen Corporation	330,372

9,000	Express Scripts, Holding Company, (2)	537,750

500	Humana Inc.	116,130

3,800	McKesson HBOC Inc.	619,742

3,200	UnitedHealth Group Incorporated	560,576

3,700	Wellcare Health Plans Inc., (2)	635,660
	Total Health Care Providers & Services	3,394,156

	Hotels, Restaurants & Leisure – 4.7%

9,400	Carnival Corporation	602,258

3,700	Darden Restaurants, Inc.	329,041

10,200	Dunkin Brands Group Inc.	596,802

10,100	Hyatt Hotels Corporation, Class A, (2)	582,770

2,900	Royal Caribbean Cruises Limited	319,522

6,000	Wyndham Worldwide Corporation	605,940
	Total Hotels, Restaurants & Leisure	3,036,333

	Household Durables – 0.9%

3,100	Whirlpool Corporation	575,174

	Independent Power & Renewable Electricity Producers – 0.9%

45,900	Calpine Corporation, (2)	589,815

	Insurance – 2.0%

15,400	Assured Guaranty Limited	601,524

9,400	Lincoln National Corporation	610,812

NUVEEN	11

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

400	Prudential Financial, Inc.	$41,940
	Total Insurance	1,254,276

	Internet and Direct Marketing Retail – 1.0%

4,500	Expedia, Inc.	647,010

	Internet Software & Services – 1.0%

7,000	VeriSign, Inc., (2)	631,120

	IT Services – 2.0%

15,300	Booz Allen Hamilton Holding	603,432

5,400	MasterCard, Inc.	663,552
	Total IT Services	1,266,984

	Machinery – 1.5%

9,700	Oshkosh Truck Corporation	612,264

11,600	Terex Corporation	380,248
	Total Machinery	992,512

	Media – 4.8%

8,600	CBS Corporation, Class B	525,546

24,200	Discovery Communications Inc., Class A Shares, (2)	641,300

12,100	John Wiley and Sons Inc., Class A	613,470

28,600	Regal Entertainment Group, Class A	594,880

4,200	Scripps Networks Interactive, Class A Shares	278,124

49,800	TEGNA, Inc.	390,930
	Total Media	3,044,250

	Multiline Retail – 2.7%

9,300	Big Lots, Inc.	454,119

11,800	Dillard’s, Inc., Class A	607,464

16,100	Kohl’s Corporation	618,723

800	Nordstrom, Inc.	33,440
	Total Multiline Retail	1,713,746

	Oil, Gas & Consumable Fuels – 1.9%

11,100	PBF Energy Inc.	214,452

66,200	Whiting Petroleum Corporation, (2)	467,372

14,200	World Fuel Services Corporation	501,828
	Total Oil, Gas & Consumable Fuels	1,183,652

	Personal Products – 0.8%

9,300	Nu Skin Enterprises, Inc., Class A	510,384

	Professional Services – 1.0%

6,300	Manpower Inc.	641,781

12	NUVEEN

Shares	Description (1)	Value

	Real Estate Management & Development – 1.9%

18,200	CBRE Group Inc., (2)	$634,816

19,500	Realogy Holdings Corporation	593,970
	Total Real Estate Management & Development	1,228,786

	Road & Rail – 1.0%

26,900	Avis Budget Group Inc., (2)	615,741

	Software – 4.1%

17,300	Cadence Design Systems, Inc., (2)	607,922

7,400	Citrix Systems, (2)	610,796

2,100	Red Hat, Inc., (2)	188,097

8,600	Synopsys Inc., (2)	643,882

6,200	VMware Inc., (2)	602,330
	Total Software	2,653,027

	Specialty Retail – 5.7%

10,100	Best Buy Co., Inc.	599,839

6,500	Burlington Store Inc., (2)	636,025

25,100	GameStop Corporation	555,714

27,300	Gap, Inc.	614,250

3,800	Home Depot, Inc.	583,338

68,900	Staples, Inc.	625,612
	Total Specialty Retail	3,614,778

	Technology Hardware, Storage & Peripherals – 3.8%

3,800	Apple, Inc.	580,488

32,000	HP Inc.	600,320

15,700	NCR Corporation, (2)	604,921

15,700	NetApp, Inc.	635,693
	Total Technology Hardware, Storage & Peripherals	2,421,422

	Trading Companies & Distributors – 1.8%

5,400	United Rentals Inc., (2)	587,142

9,400	WESCO International Inc., (2)	574,810
	Total Trading Companies & Distributors	1,161,952

	Wireless Telecommunication Services – 1.9%

65,900	Sprint Corporation, (2)	559,491

9,600	T-Mobile US Inc., (2)	647,232
	Total Wireless Telecommunication Services	1,206,723
	Total Long-Term Investments (cost $54,654,976)	59,158,822

NUVEEN	13

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.7%

	REPURCHASE AGREEMENTS – 3.7%

$2,351	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/17, repurchase price $2,351,018, collateralized by $2,345,000 U.S. Treasury Bonds, 3.000%, due 11/15/44, value $2,403,011	0.090%	6/01/17	$2,351,012
	Total Short-Term Investments (cost $2,351,012)			2,351,012
	Total Investments (cost $57,005,988) – 96.3%			61,509,834

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (89.4)% (3)

	Air Freight & Logistics – (0.9)%

(5,600)	United Parcel Service, Inc., Class B			$(593,432)

	Automobiles – (1.0)%

(1,900)	Tesla Motors Inc., (2)			(647,919)

	Beverages – (3.6)%

(10,700)	Brown-Forman Corporation			(555,865)

(11,300)	Coca-Cola Company			(513,811)

(6,200)	Molson Coors Brewing Company, Class B			(587,698)

(12,400)	Monster Beverage Corporation, (2)			(626,944)
	Total Beverages			(2,284,318)

	Biotechnology – (1.9)%

(3,100)	Intercept Pharmaceuticals Incorporated, (2)			(346,890)

(26,800)	Intrexon Corporation, (2)			(571,376)

(45,100)	Opko Health Inc., (2)			(276,914)
	Total Biotechnology			(1,195,180)

	Building Products – (0.9)%

(13,900)	Johnson Controls International PLC			(580,464)

	Chemicals – (5.5)%

(4,200)	International Flavors & Fragrances Inc.			(579,138)

(1,200)	NewMarket Corporation			(558,420)

(5,400)	PPG Industries, Inc.			(574,344)

(4,600)	Praxair, Inc.			(608,534)

(10,800)	RPM International, Inc.			(585,684)

(8,400)	WR Grace & Company			(602,196)
	Total Chemicals			(3,508,316)

	Containers & Packaging – (0.9)%

(14,500)	Ball Corporation			(593,050)

	Electric Utilities – (5.0)%

(14,000)	Alliant Energy Corporation			(580,580)

14	NUVEEN

Shares	Description (1)	Value

	Electric Utilities (continued)

(6,700)	Duke Energy Corporation	$(574,056)

(8,300)	PG&E Corporation	(567,554)

(4,600)	Pinnacle West Capital Corporation	(406,410)

(12,200)	Southern Company	(617,442)

(9,000)	Westar Energy Inc.	(476,550)
	Total Electric Utilities	(3,222,592)

	Electrical Equipment – (0.8)%

(3,100)	Acuity Brands Inc.	(505,021)

	Electronic Equipment, Instruments & Components – (0.9)%

(15,200)	National Instruments Corporation	(579,880)

	Energy Equipment & Services – (5.5)%

(12,900)	Halliburton Company	(582,951)

(2,000)	Helmerich & Payne Inc.	(105,320)

(17,900)	National-Oilwell Varco Inc.	(584,793)

(23,400)	Patterson-UTI Energy, Inc.	(498,888)

(16,300)	RPC Inc.	(306,277)

(6,600)	Schlumberger Limited	(459,294)

(44,200)	Superior Energy Services, Inc.	(458,354)

(113,400)	Weatherford International PLC, (2)	(544,320)
	Total Energy Equipment & Services	(3,540,197)

	Equity Real Estate Investment Trusts – (1.1)%

(9,700)	Realty Income Corporation	(532,821)

(2,800)	Ventas Inc.	(186,172)
	Total Equity Real Estate Investment Trusts	(718,993)

	Food & Staples Retailing – (0.9)%

(5,200)	Casey’s General Stores, Inc.	(605,228)

	Food Products – (5.9)%

(16,900)	Hormel Foods Corporation	(568,347)

(7,900)	Kellogg Company	(565,640)

(4,600)	Kraft Heinz Company	(424,120)

(5,600)	McCormick & Company, Incorporated	(583,240)

(13,400)	Mondelez International Inc.	(624,306)

(6,100)	Post Holdings Inc., (2)	(490,074)

(6,900)	Treehouse Foods Inc., (2)	(532,542)
	Total Food Products	(3,788,269)

	Gas Utilities – (0.9)%

(7,000)	Atmos Energy Corporation	(583,170)

NUVEEN	15

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – (4.4)%

(13,400)	Abbott Laboratories	$(611,844)

(9,200)	DENTSPLY SIRONA Inc.	(584,384)

(6,600)	DexCom, Inc., (2)	(441,144)

(5,200)	Edwards Lifesciences Corporation, (2)	(598,364)

(6,000)	West Pharmaceutical Services Inc.	(582,120)
	Total Health Care Equipment & Supplies	(2,817,856)

	Health Care Providers & Services – (0.3)%

(2,700)	Acadia Healthcare Company Inc., (2)	(111,618)

(5,600)	Brookdale Senior Living Inc., (2)	(76,944)
	Total Health Care Providers & Services	(188,562)

	Health Care Technology – (1.1)%

(700)	AthenaHealth Inc., (2)	(93,786)

(9,100)	Cerner Corporation, (2)	(594,685)
	Total Health Care Technology	(688,471)

	Household Durables – (4.6)%

(11,100)	Garmin Limited	(577,644)

(11,300)	Leggett and Platt Inc.	(587,826)

(11,600)	Lennar Corporation, Class A	(595,196)

(2,500)	Mohawk Industries Inc., (2)	(598,250)

(11,000)	Newell Brands Inc.	(582,450)
	Total Household Durables	(2,941,366)

	Household Products – (2.2)%

(4,400)	Clorox Company	(597,212)

(7,500)	Colgate-Palmolive Company	(572,700)

(2,400)	Procter & Gamble Company	(211,416)
	Total Household Products	(1,381,328)

	Insurance – (1.7)%

(6,900)	Hanover Insurance Group Inc.	(575,391)

(8,900)	Mercury General Corporation	(498,400)
	Total Insurance	(1,073,791)

	Internet and Direct Marketing Retail – (2.5)%

(10,900)	Liberty Ventures, (2)	(587,401)

(3,600)	NetFlix.com Inc., (2)	(587,052)

(10,900)	TripAdvisor Inc., (2)	(419,759)
	Total Internet and Direct Marketing Retail	(1,594,212)

	Internet Software & Services – (1.8)%

(64,000)	Pandora Media, Inc., (2)	(569,600)

(13,400)	Zillow Group, Inc., (2)	(583,168)
	Total Internet Software & Services	(1,152,768)

16	NUVEEN

Shares	Description (1)	Value

	IT Services – (1.9)%

(6,500)	Global Payments Inc.	$(595,465)

(5,800)	WEX, Inc., (2)	(592,528)
	Total IT Services	(1,187,993)

	Leisure Products – (1.0)%

(26,600)	Mattel, Inc.	(609,406)

	Life Sciences Tools & Services – (1.3)%

(2,600)	Bio-Rad Laboratories Inc., (2)	(581,048)

(400)	Mettler-Toledo International Inc., (2)	(233,124)
	Total Life Sciences Tools & Services	(814,172)

	Machinery – (2.8)%

(11,500)	Flowserve Corporation	(557,750)

(9,200)	Pentair Limited	(609,224)

(11,600)	Xylem Inc.	(604,824)
	Total Machinery	(1,771,798)

	Media – (1.0)%

(1,800)	Charter Communications, Inc., Class A, (2)	(621,990)

	Metals & Mining – (0.9)%

(8,600)	Compass Minerals International, Inc.	(551,690)

	Multi-Utilities – (1.9)%

(7,500)	Dominion Resources, Inc.	(605,775)

(5,200)	Sempra Energy	(605,748)
	Total Multi-Utilities	(1,211,523)

	Oil, Gas & Consumable Fuels – (6.8)%

(11,100)	Cheniere Energy Inc., (2)	(540,792)

(3,800)	Cimarex Energy Company	(408,728)

(6,200)	EOG Resources, Inc.	(559,922)

(6,800)	Exxon Mobil Corporation	(547,400)

(7,900)	Golar LNG, Limited	(183,794)

(11,200)	Hess Corporation	(513,968)

(2,100)	Laredo Petroleum Holdings Inc., (2)	(24,675)

(6,900)	Occidental Petroleum Corporation	(406,617)

(2,000)	Phillips 66	(152,220)

(2,400)	Pioneer Natural Resources Company	(400,464)

(4,200)	Range Resources Corporation	(96,852)

(48,500)	Southwestern Energy Company, (2)	(293,910)

(20,000)	WPX Energy Inc., (2)	(216,400)
	Total Oil, Gas & Consumable Fuels	(4,345,742)

NUVEEN	17

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Personal Products – (0.9)%

(31,300)	Coty Inc., Class A	$(592,822)

	Pharmaceuticals – (1.4)%

(15,300)	Mylan NV, (2)	(596,394)

(4,100)	Perrigo Company	(298,685)
	Total Pharmaceuticals	(895,079)

	Professional Services – (0.9)%

(4,100)	Equifax Inc.	(560,880)

	Semiconductors & Semiconductor Equipment – (1.5)%

(2,400)	Broadcom Limited	(574,752)

(46,100)	SunPower Corporation, (2)	(362,807)
	Total Semiconductors & Semiconductor Equipment	(937,559)

	Software – (3.0)%

(36,500)	FireEye Inc., (2)	(547,135)

(6,400)	Salesforce.com, Inc., (2)	(573,696)

(1,000)	Tyler Technologies Inc., (2)	(170,880)

(2,800)	Ultimate Software Group, Inc., (2)	(618,072)
	Total Software	(1,909,783)

	Specialty Retail – (3.3)%

(4,400)	Advance Auto Parts, Inc.	(587,972)

(9,100)	CarMax, Inc., (2)	(571,753)

(2,400)	O’Reilly Automotive Inc., (2)	(580,992)

(7,200)	Tractor Supply Company	(397,080)
	Total Specialty Retail	(2,137,797)

	Technology Hardware, Storage & Peripherals – (0.4)%

(10,300)	Stratasys, Inc., (2)	(277,070)

	Textiles, Apparel & Luxury Goods – (1.7)%

(11,300)	Lululemon Athletica Inc., (2)	(545,451)

(26,600)	Under Armour, Inc., (2)	(509,656)
	Total Textiles, Apparel & Luxury Goods	(1,055,107)

	Thrifts & Mortgage Finance – (0.8)%

(41,900)	New York Community Bancorp Inc.	(541,348)

	Trading Companies & Distributors – (1.7)%

(11,000)	Fastenal Company	(474,870)

(20,000)	LKQ Corporation, (2)	(629,800)
	Total Trading Companies & Distributors	(1,104,670)

	Water Utilities – (1.9)%

(7,600)	American Water Works Company	(594,168)

18	NUVEEN

Shares	Description (1)	Value

	Water Utilities (continued)

(18,300)	Aqua America Inc.	$(598,227)
	Total Water Utilities	(1,192,395)
	Total Common Stocks Sold Short (proceeds $59,041,469)	(57,103,207)
	Other Assets Less Liabilities – 93.1%	59,482,370
	Net Assets – 100%	$63,888,997

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$59,158,822	$—	$—	$59,158,822
Short-Term Investments:
Repurchase Agreements	—	2,351,012	—	2,351,012
Securities sold short	(57,103,207)	—	—	(57,103,207)
Total	$2,055,615	$2,351,012	$—	$4,406,627

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments (excluding common stocks sold short) was $57,593,169.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$7,019,593
Depreciation	(3,102,928)
Net unrealized appreciation (depreciation) of investments	$3,916,665

NUVEEN	19

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $13,614,114 have been pledged as collateral for Common Stocks Sold Short.

20	NUVEEN

Nuveen Large Cap Core Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 2.5%

30,000	Boeing Company	$5,628,900

62,000	Spirit AeroSystems Holdings Inc.	3,378,380
	Total Aerospace & Defense	9,007,280

	Airlines – 3.4%

34,000	Copa Holdings SA	3,843,360

75,000	Southwest Airlines Co.	4,506,750

53,000	United Continental Holdings Inc., (2)	4,222,510
	Total Airlines	12,572,620

	Auto Components – 1.1%

27,000	Lear Corporation	4,024,080

	Automobiles – 2.2%

343,000	Ford Motor Company	3,814,160

124,000	General Motors Company	4,207,320
	Total Automobiles	8,021,480

	Banks – 5.1%

322,000	Bank of America Corporation	7,216,020

18,000	JP Morgan Chase & Co.	1,478,700

12,000	PNC Financial Services Group, Inc.	1,424,400

71,000	Popular Inc.	2,641,200

236,000	Regions Financial Corporation	3,266,240

58,000	Synovus Financial Corp.	2,371,040

7,000	Wells Fargo & Company	357,980
	Total Banks	18,755,580

	Biotechnology – 6.5%

36,000	Amgen Inc.	5,588,640

17,000	Biogen Inc., (2)	4,212,090

44,000	Celgene Corporation, (2)	5,034,040

72,000	Gilead Sciences, Inc.	4,672,080

36,000	Vertex Pharmaceuticals Inc., (2)	4,449,600
	Total Biotechnology	23,956,450

	Building Products – 0.2%

7,000	Owens Corning	436,800

	Capital Markets – 8.2%

93,000	Bank New York Mellon	4,382,160

NUVEEN	21

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

34,000	E*Trade Group Inc., (2)	$1,176,740

94,000	Franklin Resources, Inc.	3,928,260

107,000	Morgan Stanley	4,466,180

45,000	Northern Trust Corporation	3,934,800

52,000	Raymond James Financial Inc.	3,758,040

31,000	S&P Global, Inc.	4,427,110

51,000	State Street Corporation	4,154,460
	Total Capital Markets	30,227,750

	Chemicals – 0.7%

51,000	Cabot Corporation	2,663,730

	Communications Equipment – 2.5%

164,000	Cisco Systems, Inc.	5,170,920

30,000	F5 Networks, Inc., (2)	3,843,900
	Total Communications Equipment	9,014,820

	Construction & Engineering – 1.5%

115,000	Chicago Bridge & Iron Company N.V.	2,175,800

66,000	Jacobs Engineering Group, Inc.	3,459,720
	Total Construction & Engineering	5,635,520

	Construction Materials – 1.0%

38,000	Eagle Materials Inc.	3,583,400

	Containers & Packaging – 1.7%

65,000	Berry Plastics Corporation, (2)	3,769,350

47,000	WestRock Company	2,557,740
	Total Containers & Packaging	6,327,090

	Diversified Financial Services – 0.4%

9,000	Berkshire Hathaway Inc., Class B, (2)	1,487,520

	Diversified Telecommunication Services – 0.4%

5,000	AT&T Inc.	192,650

194,000	Windstream Holdings Inc.	824,500
	Total Diversified Telecommunication Services	1,017,150

	Electrical Equipment – 1.0%

48,000	Regal-Beloit Corporation	3,801,600

	Electronic Equipment, Instruments & Components – 1.5%

130,000	Jabil Circuit Inc.	3,889,600

88,000	Vishay Intertechnology Inc.	1,438,800
	Total Electronic Equipment, Instruments & Components	5,328,400

	Energy Equipment & Services – 0.5%

140,000	Rowan Companies Inc.	1,685,600

22	NUVEEN

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts – 0.6%

11,000	Public Storage, Inc.	$2,368,850

	Food & Staples Retailing – 2.8%

59,000	Walgreens Boots Alliance Inc.	4,780,180

71,000	Wal-Mart Stores, Inc.	5,580,600
	Total Food & Staples Retailing	10,360,780

	Health Care Providers & Services – 8.5%

30,000	Aetna Inc.	4,345,800

45,000	AmerisourceBergen Corporation	4,129,650

71,000	Express Scripts, Holding Company, (2)	4,242,250

18,000	Humana Inc.	4,180,680

26,000	McKesson HBOC Inc.	4,240,340

36,000	UnitedHealth Group Incorporated	6,306,480

22,000	Wellcare Health Plans Inc., (2)	3,779,600
	Total Health Care Providers & Services	31,224,800

	Hotels, Restaurants & Leisure – 4.4%

18,000	Carnival Corporation	1,153,260

64,000	Dunkin Brands Group Inc.	3,744,640

59,000	Hyatt Hotels Corporation, Class A, (2)	3,404,300

36,000	Royal Caribbean Cruises Limited	3,966,480

38,000	Wyndham Worldwide Corporation	3,837,620
	Total Hotels, Restaurants & Leisure	16,106,300

	Independent Power & Renewable Electricity Producers – 0.6%

172,000	Calpine Corporation, (2)	2,210,200

	Industrial Conglomerates – 0.0%

5,000	General Electric Company	136,900

	Insurance – 0.9%

71,000	Assured Guaranty Limited	2,773,260

6,000	Prudential Financial, Inc.	629,100
	Total Insurance	3,402,360

	Internet and Direct Marketing Retail – 1.9%

3,000	Amazon.com, Inc., (2)	2,983,860

27,000	Expedia, Inc.	3,882,060
	Total Internet and Direct Marketing Retail	6,865,920

	Internet Software & Services – 2.1%

6,000	Alphabet Inc., Class A, (2)	5,922,540

12,000	Facebook Inc., Class A Shares, (2)	1,817,520
	Total Internet Software & Services	7,740,060

NUVEEN	23

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	IT Services – 2.7%

104,000	Booz Allen Hamilton Holding	$4,101,760

47,000	MasterCard, Inc.	5,775,360
	Total IT Services	9,877,120

	Machinery – 1.0%

58,000	Oshkosh Truck Corporation	3,660,960

	Media – 4.4%

56,000	CBS Corporation, Class B	3,422,160

137,000	Discovery Communications inc., Class A Shares, (2)	3,630,500

69,000	John Wiley and Sons Inc., Class A	3,498,300

17,000	Omnicom Group, Inc.	1,423,240

45,000	Scripps Networks Interactive, Class A Shares	2,979,900

159,000	TEGNA, Inc.	1,248,150
	Total Media	16,202,250

	Metals & Mining – 0.5%

27,000	Reliance Steel & Aluminum Company	1,969,650

	Multiline Retail – 2.1%

44,000	Big Lots, Inc.	2,148,520

94,000	Kohl’s Corporation	3,612,420

43,000	Nordstrom, Inc.	1,797,400
	Total Multiline Retail	7,558,340

	Oil, Gas & Consumable Fuels – 0.8%

24,000	Exxon Mobil Corporation	1,932,000

32,000	World Fuel Services Corporation	1,130,880
	Total Oil, Gas & Consumable Fuels	3,062,880

	Personal Products – 0.6%

40,000	Nu Skin Enterprises, Inc., Class A	2,195,200

	Pharmaceuticals – 0.5%

15,000	Johnson & Johnson	1,923,750

	Professional Services – 1.0%

37,000	Manpower Inc.	3,769,190

	Real Estate Management & Development – 1.0%

102,000	CBRE Group Inc., (2)	3,557,760

	Road & Rail – 0.7%

113,000	Avis Budget Group Inc., (2)	2,586,570

	Software – 3.4%

45,000	Citrix Systems, (2)	3,714,300

68,000	Microsoft Corporation	4,749,120

24	NUVEEN

Shares	Description (1)	Value

	Software (continued)

41,000	VMware Inc., (2)	$3,983,150
	Total Software	12,446,570

	Specialty Retail – 7.2%

21,000	Aaron Rents Inc.	766,920

64,000	Best Buy Co., Inc.	3,800,960

37,000	Burlington Store Inc., (2)	3,620,450

151,000	GameStop Corporation	3,343,140

153,000	Gap, Inc.	3,442,500

34,000	Home Depot, Inc.	5,219,340

43,000	Ross Stores, Inc.	2,748,560

379,000	Staples, Inc.	3,441,320
	Total Specialty Retail	26,383,190

	Technology Hardware, Storage & Peripherals – 7.8%

112,000	Apple, Inc.	17,109,120

220,000	HP Inc.	4,127,200

94,000	NCR Corporation, (2)	3,621,820

96,000	NetApp, Inc.	3,887,040
	Total Technology Hardware, Storage & Peripherals	28,745,180

	Trading Companies & Distributors – 1.9%

34,000	United Rentals Inc., (2)	3,696,820

56,000	WESCO International Inc., (2)	3,424,400
	Total Trading Companies & Distributors	7,121,220

	Wireless Telecommunication Services – 2.1%

410,000	Sprint Corporation, (2)	3,480,900

60,000	T-Mobile US Inc., (2)	4,045,200
	Total Wireless Telecommunication Services	7,526,100
	Total Long-Term Investments (cost $337,754,672)	366,548,970
	Other Assets Less Liabilities – 0.1%	503,137
	Net Assets – 100%	$367,052,107

NUVEEN	25

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$366,548,970	$—	$—	$366,548,970

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments was $339,187,072.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$42,633,686
Depreciation	(15,271,788)
Net unrealized appreciation (depreciation) of investments	$27,361,898

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

26	NUVEEN

Nuveen Large Cap Core Plus Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 129.6%

	COMMON STOCKS – 129.6%

	Aerospace & Defense – 3.4%

9,000	Boeing Company	$1,688,670

19,000	Spirit AeroSystems Holdings Inc.	1,035,310
	Total Aerospace & Defense	2,723,980

	Airlines – 4.3%

9,000	Copa Holdings SA	1,017,360

21,000	Southwest Airlines Co.	1,261,890

15,000	United Continental Holdings Inc., (2)	1,195,050
	Total Airlines	3,474,300

	Auto Components – 1.5%

8,000	Lear Corporation	1,192,320

	Automobiles – 3.0%

104,000	Ford Motor Company	1,156,480

38,000	General Motors Company	1,289,340
	Total Automobiles	2,445,820

	Banks – 6.2%

95,000	Bank of America Corporation	2,128,950

5,000	JPMorgan Chase & Co.	410,750

8,000	PNC Financial Services Group, Inc.	949,600

73,000	Regions Financial Corporation	1,010,320

10,000	Synovus Financial Corp.	408,800

2,000	Wells Fargo & Company	102,280
	Total Banks	5,010,700

	Biotechnology – 9.2%

10,000	Amgen Inc.	1,552,400

5,000	Biogen Inc., (2)	1,238,850

13,000	Celgene Corporation, (2)	1,487,330

22,000	Gilead Sciences, Inc.	1,427,580

4,000	United Therapeutics Corporation, (2)	483,560

10,000	Vertex Pharmaceuticals Inc., (2)	1,236,000
	Total Biotechnology	7,425,720

	Capital Markets – 10.8%

28,000	Bank New York Mellon	1,319,360

4,000	E*Trade Group Inc., (2)	138,440

27,000	Franklin Resources, Inc.	1,128,330

NUVEEN	27

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

31,000	Morgan Stanley	$1,293,940

13,000	Northern Trust Corporation	1,136,720

15,000	Raymond James Financial Inc.	1,084,050

9,300	S&P Global, Inc.	1,328,133

15,000	State Street Corporation	1,221,900
	Total Capital Markets	8,650,873

	Chemicals – 0.4%

6,000	Cabot Corporation	313,380

	Communications Equipment – 3.5%

53,000	Cisco Systems, Inc.	1,671,090

9,000	F5 Networks, Inc., (2)	1,153,170
	Total Communications Equipment	2,824,260

	Construction & Engineering – 1.8%

23,000	Chicago Bridge & Iron Company N.V.	435,160

20,000	Jacobs Engineering Group, Inc.	1,048,400
	Total Construction & Engineering	1,483,560

	Construction Materials – 1.3%

11,000	Eagle Materials Inc.	1,037,300

	Containers & Packaging – 2.9%

20,000	Berry Plastics Corporation, (2)	1,159,800

21,000	WestRock Company	1,142,820
	Total Containers & Packaging	2,302,620

	Diversified Financial Services – 0.6%

3,000	Berkshire Hathaway Inc., Class B, (2)	495,840

	Diversified Telecommunication Services – 0.6%

2,000	AT&T Inc.	77,060

95,000	Windstream Holdings Inc.	403,750
	Total Diversified Telecommunication Services	480,810

	Electrical Equipment – 1.3%

13,000	Regal-Beloit Corporation	1,029,600

	Electronic Equipment, Instruments & Components – 2.7%

38,000	Jabil Circuit Inc.	1,136,960

61,000	Vishay Intertechnology Inc.	997,350
	Total Electronic Equipment, Instruments & Components	2,134,310

	Energy Equipment & Services – 0.6%

43,000	Rowan Companies Inc.	517,720

28	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing – 3.7%

17,000	Walgreens Boots Alliance Inc.	$1,377,340

20,000	Wal-Mart Stores, Inc.	1,572,000
	Total Food & Staples Retailing	2,949,340

	Health Care Providers & Services – 10.5%

9,000	Aetna Inc.	1,303,740

13,000	AmerisourceBergen Corporation	1,193,010

20,000	Express Scripts, Holding Company, (2)	1,195,000

3,000	Humana Inc.	696,780

8,000	McKesson HBOC Inc.	1,304,720

10,000	UnitedHealth Group Incorporated	1,751,800

6,000	Wellcare Health Plans Inc., (2)	1,030,800
	Total Health Care Providers & Services	8,475,850

	Hotels, Restaurants & Leisure – 5.9%

6,000	Carnival Corporation	384,420

18,000	Dunkin Brands Group Inc.	1,053,180

19,000	Hyatt Hotels Corporation, Class A, (2)	1,096,300

10,000	Royal Caribbean Cruises Limited	1,101,800

11,000	Wyndham Worldwide Corporation	1,110,890
	Total Hotels, Restaurants & Leisure	4,746,590

	Independent Power & Renewable Electricity Producers – 1.3%

80,000	Calpine Corporation, (2)	1,028,000

	Industrial Conglomerates – 0.1%

3,000	General Electric Company	82,140

	Insurance – 2.2%

27,000	Assured Guaranty Limited	1,054,620

7,000	Prudential Financial, Inc.	733,950
	Total Insurance	1,788,570

	Internet and Direct Marketing Retail – 1.3%

500	Amazon.com, Inc., (2)	497,310

4,000	Expedia, Inc.	575,120
	Total Internet and Direct Marketing Retail	1,072,430

	Internet Software & Services – 2.3%

1,400	Alphabet Inc., Class A, (2)	1,381,926

3,000	Facebook Inc., Class A Shares, (2)	454,380
	Total Internet Software & Services	1,836,306

	IT Services – 3.4%

28,000	Booz Allen Hamilton Holding	1,104,320

13,000	MasterCard, Inc.	1,597,440
	Total IT Services	2,701,760

NUVEEN	29

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Machinery – 1.3%

17,000	Oshkosh Truck Corporation	$1,073,040

	Media – 6.1%

17,000	CBS Corporation, Class B	1,038,870

40,000	Discovery Communications Inc., Class A Shares, (2)	1,060,000

21,000	John Wiley and Sons Inc., Class A	1,064,700

32,900	Regal Entertainment Group, Class A	684,320

9,000	Scripps Networks Interactive, Class A Shares	595,980

59,000	TEGNA, Inc.	463,150
	Total Media	4,907,020

	Metals & Mining – 0.4%

4,000	Reliance Steel & Aluminum Company	291,800

	Multiline Retail – 2.4%

17,500	Big Lots, Inc.	854,525

29,000	Kohl’s Corporation	1,114,470
	Total Multiline Retail	1,968,995

	Oil, Gas & Consumable Fuels – 0.6%

6,000	Exxon Mobil Corporation	483,000

	Personal Products – 0.7%

11,000	Nu Skin Enterprises, Inc., Class A	603,680

	Pharmaceuticals – 0.7%

4,400	Johnson & Johnson	564,300

	Professional Services – 1.4%

11,000	Manpower Inc.	1,120,570

	Real Estate Management & Development – 1.3%

30,000	CBRE Group Inc., (2)	1,046,400

	Road & Rail – 0.9%

33,000	Avis Budget Group Inc., (2)	755,370

	Software – 4.4%

13,000	Citrix Systems, (2)	1,073,020

20,000	Microsoft Corporation	1,396,800

11,000	VMware Inc., (2)	1,068,650
	Total Software	3,538,470

	Specialty Retail – 9.5%

18,000	Best Buy Co., Inc.	1,069,020

11,000	Burlington Store Inc., (2)	1,076,350

43,000	GameStop Corporation	952,020

42,000	Gap, Inc.	945,000

30	NUVEEN

Shares	Description (1)	Value

	Specialty Retail (continued)

12,000	Home Depot, Inc.	$1,842,120

1,000	Lowe’s Companies, Inc.	78,770

10,200	Ross Stores, Inc.	651,984

114,000	Staples, Inc.	1,035,120
	Total Specialty Retail	7,650,384

	Technology Hardware, Storage & Peripherals – 9.7%

32,000	Apple, Inc.	4,888,320

64,000	HP Inc.	1,200,640

26,000	NCR Corporation, (2)	1,001,780

17,000	NetApp, Inc.	688,330
	Total Technology Hardware, Storage & Peripherals	7,779,070

	Trading Companies & Distributors – 2.6%

10,000	United Rentals Inc., (2)	1,087,300

17,000	WESCO International Inc., (2)	1,039,550
	Total Trading Companies & Distributors	2,126,850

	Wireless Telecommunication Services – 2.8%

121,000	Sprint Corporation, (2)	1,027,290

18,000	T-Mobile US Inc., (2)	1,213,560
	Total Wireless Telecommunication Services	2,240,850
	Total Long-Term Investments (cost $94,543,720)	104,373,898

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (29.9)% (3)

	Air Freight & Logistics – (0.3)%

(2,300)	United Parcel Service, Inc., Class B	$(243,731)

	Automobiles – (0.3)%

(800)	Tesla Motors Inc., (2)	(272,807)

	Beverages – (1.2)%

(4,700)	Brown-Forman Corporation	(244,165)

(5,400)	Coca-Cola Company	(245,538)

(2,700)	Molson Coors Brewing Company, Class B	(255,933)

(5,000)	Monster Beverage Corporation, (2)	(252,800)
	Total Beverages	(998,436)

	Biotechnology – (0.3)%

(700)	Incyte Pharmaceuticals Inc., (2)	(90,531)

(1,400)	Intercept Pharmaceuticals Incorporated, (2)	(156,660)
	Total Biotechnology	(247,191)

NUVEEN	31

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Building Products – (0.3)%

(6,001)	Johnson Controls International PLC	$(250,602)

	Capital Markets – (0.1)%

(1,500)	Artisan Partners Asset Management Inc.	(42,450)

	Chemicals – (1.6)%

(3,900)	Dow Chemical Company	(241,644)

(1,900)	Ecolab Inc.	(252,396)

(2,400)	PPG Industries, Inc.	(255,264)

(1,900)	Praxair, Inc.	(251,351)

(3,500)	WR Grace & Company	(250,915)
	Total Chemicals	(1,251,570)

	Containers & Packaging – (0.3)%

(6,000)	Ball Corporation	(245,400)

	Diversified Financial Services – (0.3)%

(1,500)	Berkshire Hathaway Inc., Class B, (2)	(247,920)

	Diversified Telecommunication Services – (0.3)%

(5,400)	Verizon Communications Inc.	(251,856)

	Electric Utilities – (1.6)%

(5,800)	Alliant Energy Corporation	(240,526)

(3,000)	Duke Energy Corporation	(257,040)

(200)	NextEra Energy Inc.	(28,288)

(3,600)	PG&E Corporation	(246,168)

(6,700)	PPL Corporation	(267,397)

(5,100)	Southern Company	(258,111)
	Total Electric Utilities	(1,297,530)

	Electrical Equipment – (0.2)%

(900)	Acuity Brands Inc.	(146,619)

	Electronic Equipment, Instruments & Components – (0.6)%

(3,400)	Amphenol Corporation, Class A	(253,640)

(6,300)	National Instruments Corporation	(240,345)
	Total Electronic Equipment, Instruments & Components	(493,985)

	Energy Equipment & Services – (0.9)%

(5,300)	Halliburton Company	(239,507)

(3,200)	Schlumberger Limited	(222,688)

(48,500)	Weatherford International PLC, (2)	(232,800)
	Total Energy Equipment & Services	(694,995)

	Equity Real Estate Investment Trusts – (0.5)%

(3,500)	Ventas Inc.	(232,715)

32	NUVEEN

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

(5,300)	Weyerhaeuser Company	$(174,688)
	Total Equity Real Estate Investment Trusts	(407,403)

	Food & Staples Retailing – (0.1)%

(1,000)	Casey’s General Stores, Inc.	(116,390)

	Food Products – (1.6)%

(6,700)	Hormel Foods Corporation	(225,321)

(3,600)	Kellogg Company	(257,760)

(2,800)	Kraft Heinz Company	(258,160)

(600)	McCormick & Company, Incorporated	(62,490)

(5,200)	Mondelez International Inc.	(242,268)

(2,700)	Treehouse Foods Inc., (2)	(208,386)
	Total Food Products	(1,254,385)

	Gas Utilities – (0.2)%

(2,200)	Atmos Energy Corporation	(183,282)

	Health Care Equipment & Supplies – (1.8)%

(5,600)	Abbott Laboratories	(255,696)

(3,800)	DENTSPLY SIRONA Inc.	(241,376)

(2,700)	DexCom, Inc., (2)	(180,468)

(2,200)	Edwards Lifesciences Corporation, (2)	(253,154)

(300)	Intuitive Surgical, Inc., (2)	(274,404)

(1,700)	Stryker Corporation	(243,032)

(300)	Zimmer Biomet Holdings, Inc.	(35,763)
	Total Health Care Equipment & Supplies	(1,483,893)

	Health Care Technology – (0.3)%

(3,800)	Cerner Corporation, (2)	(248,330)

	Hotels, Restaurants & Leisure – (0.5)%

(3,900)	Starbucks Corporation	(248,079)

(2,300)	YUM! Brands, Inc.	(167,072)
	Total Hotels, Restaurants & Leisure	(415,151)

	Household Durables – (0.9)%

(4,600)	Lennar Corporation, Class A	(236,026)

(1,000)	Mohawk Industries Inc., (2)	(239,300)

(4,700)	Newell Brands Inc.	(248,865)
	Total Household Durables	(724,191)

	Household Products – (0.9)%

(1,800)	Clorox Company	(244,314)

(3,100)	Colgate-Palmolive Company	(236,716)

(2,700)	Procter & Gamble Company	(237,843)
	Total Household Products	(718,873)

NUVEEN	33

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – (0.3)%

(1,300)	3M Co.	$(265,811)

	Insurance – (0.6)%

(600)	Allstate Corporation	(51,804)

(600)	AON PLC	(78,546)

(100)	Hanover Insurance Group Inc.	(8,339)

(4,300)	Mercury General Corporation	(240,800)

(800)	MetLife, Inc.	(40,472)

(800)	Progressive Corporation	(33,944)
	Total Insurance	(453,905)

	Internet and Direct Marketing Retail – (0.7)%

(100)	Amazon.com, Inc., (2)	(99,462)

(4,500)	Liberty Ventures, (2)	(242,505)

(1,500)	NetFlix.com Inc., (2)	(244,605)
	Total Internet and Direct Marketing Retail	(586,572)

	Internet Software & Services – (0.6)%

(26,400)	Pandora Media, Inc., (2)	(234,960)

(5,800)	Zillow Group, Inc., (2)	(252,416)
	Total Internet Software & Services	(487,376)

	IT Services – (0.6)%

(2,800)	Global Payments Inc.	(256,508)

(2,400)	WEX, Inc., (2)	(245,184)
	Total IT Services	(501,692)

	Leisure Products – (0.3)%

(11,000)	Mattel, Inc.	(252,010)

	Life Sciences Tools & Services – (0.2)%

(1,000)	Illumina Inc., (2)	(177,360)

	Machinery – (0.3)%

(3,700)	Pentair Limited	(245,014)

	Media – (0.3)%

(700)	Charter Communications, Inc., Class A, (2)	(241,885)

	Metals & Mining – (0.2)%

(3,000)	Compass Minerals International, Inc.	(192,450)

	Multi-Utilities – (1.0)%

(3,100)	Consolidated Edison, Inc.	(256,649)

(3,000)	Dominion Resources, Inc.	(242,310)

(2,300)	Sempra Energy	(267,927)
	Total Multi-Utilities	(766,886)

34	NUVEEN

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – (3.8)%

(3,500)	Apache Corporation	$(163,660)

(9,200)	Cabot Oil & Gas Corporation	(204,148)

(3,800)	Cheniere Energy Inc., (2)	(185,136)

(1,500)	Cimarex Energy Company	(161,340)

(3,200)	Devon Energy Corporation	(108,736)

(2,700)	EOG Resources, Inc.	(243,837)

(3,000)	Exxon Mobil Corporation	(241,500)

(6,900)	Golar LNG, Limited	(160,529)

(4,900)	Hess Corporation	(224,861)

(19,800)	Laredo Petroleum Holdings Inc., (2)	(232,650)

(3,900)	Occidental Petroleum Corporation	(229,827)

(3,200)	Phillips 66	(243,552)

(1,300)	Pioneer Natural Resources Company	(216,918)

(30,400)	Southwestern Energy Company, (2)	(184,224)

(21,300)	WPX Energy Inc., (2)	(230,466)
	Total Oil, Gas & Consumable Fuels	(3,031,384)

	Personal Products – (0.3)%

(12,900)	Coty Inc., Class A	(244,326)

	Pharmaceuticals – (0.5)%

(6,200)	Mylan NV, (2)	(241,676)

(2,100)	Zoetis Incorporated	(130,788)
	Total Pharmaceuticals	(372,464)

	Semiconductors & Semiconductor Equipment – (0.8)%

(1,000)	Broadcom Limited	(239,480)

(1,800)	NVIDIA Corporation	(259,830)

(15,100)	SunPower Corporation, (2)	(118,837)
	Total Semiconductors & Semiconductor Equipment	(618,147)

	Software – (1.2)%

(15,300)	FireEye Inc., (2)	(229,347)

(600)	Guidewire Software Incorporated, (2)	(39,852)

(2,700)	Salesforce.com, Inc., (2)	(242,028)

(1,000)	Tyler Technologies Inc., (2)	(170,880)

(1,100)	Ultimate Software Group, Inc., (2)	(242,814)
	Total Software	(924,921)

	Specialty Retail – (1.2)%

(1,800)	Advance Auto Parts, Inc.	(240,534)

(400)	AutoZone, Inc., (2)	(242,368)

(3,700)	CarMax, Inc., (2)	(232,471)

NUVEEN	35

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

(1,000)	O’Reilly Automotive Inc., (2)	$(242,080)
	Total Specialty Retail	(957,453)

	Technology Hardware, Storage & Peripherals – (0.2)%

(7,000)	Stratasys, Inc., (2)	(188,300)

	Textiles, Apparel & Luxury Goods – (0.3)%

(12,300)	Under Armour, Inc., (2)	(235,668)

(400)	VF Corporation	(21,520)
	Total Textiles, Apparel & Luxury Goods	(257,188)

	Thrifts & Mortgage Finance – (0.3)%

(18,800)	New York Community Bancorp Inc.	(242,896)

	Tobacco – (0.5)%

(1,500)	Philip Morris International	(179,700)

(3,000)	Reynolds American Inc.	(201,750)
	Total Tobacco	(381,450)

	Water Utilities – (0.6)%

(3,000)	American Water Works Company	(234,540)

(7,400)	Aqua America Inc.	(241,906)
	Total Water Utilities	(476,446)
	Total Common Stocks Sold Short (proceeds $24,078,089)	(24,102,926)
	Other Assets Less Liabilities – 0.3%	220,200
	Net Assets – 100%	$80,491,172

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$104,373,898	$—	$—	$104,373,898
Common Stocks Sold Short	(24,102,926)	—	—	(24,102,926)
Total	$80,270,972	$—	$—	$80,270,972

36	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments (excluding common stocks sold short) was $95,115,430.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$14,049,528
Depreciation	(4,791,060)
Net unrealized appreciation (depreciation) of investments	$9,258,468

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $34,910,930 have been pledged as collateral for Common Stocks Sold Short.

NUVEEN	37

Nuveen Large Cap Growth Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 4.0%

8,500	Boeing Company	$1,594,855

3,600	Huntington Ingalls Industries Inc.	704,916

15,100	Spirit AeroSystems Holdings Inc.	822,799
	Total Aerospace & Defense	3,122,570

	Airlines – 2.3%

16,900	Southwest Airlines Co.	1,015,521

9,900	United Continental Holdings Inc., (2)	788,733
	Total Airlines	1,804,254

	Auto Components – 1.2%

6,200	Lear Corporation	924,048

	Automobiles – 0.4%

18,200	Ford Motor Company	202,384

2,400	Harley-Davidson, Inc.	127,224
	Total Automobiles	329,608

	Biotechnology – 9.7%

10,100	Amgen Inc.	1,567,924

4,400	Biogen Inc., (2)	1,090,188

11,900	Celgene Corporation, (2)	1,361,479

20,600	Gilead Sciences, Inc.	1,336,734

10,600	Ionis Pharmaceuticals, Inc., (2)	485,374

6,600	United Therapeutics Corporation, (2)	797,874

8,500	Vertex Pharmaceuticals Inc., (2)	1,050,600
	Total Biotechnology	7,690,173

	Capital Markets – 2.7%

1,700	Ameriprise Financial, Inc.	205,343

17,700	Lazard Limited	787,650

7,700	S&P Global, Inc.	1,099,637
	Total Capital Markets	2,092,630

	Chemicals – 0.8%

12,400	Cabot Corporation	647,652

	Communications Equipment – 1.1%

6,600	F5 Networks, Inc., (2)	845,658

	Construction Materials – 1.0%

8,500	Eagle Materials Inc.	801,550

38	NUVEEN

Shares	Description (1)	Value

	Consumer Finance – 0.9%

11,800	Discover Financial Services	$692,660

	Containers & Packaging – 1.1%

15,200	Berry Plastics Corporation, (2)	881,448

	Diversified Telecommunication Services – 1.0%

21,200	CenturyLink Inc.	528,940

16,900	Intelsat SA, (2)	52,052

56,100	Windstream Holdings Inc.	238,425
	Total Diversified Telecommunication Services	819,417

	Electrical Equipment – 0.2%

500	Rockwell Automation, Inc.	79,360

	Electronic Equipment, Instruments & Components – 1.0%

26,000	Jabil Circuit Inc.	777,920

	Food & Staples Retailing – 1.5%

11,000	Walgreens Boots Alliance Inc.	891,220

4,200	Wal-Mart Stores, Inc.	330,120
	Total Food & Staples Retailing	1,221,340

	Food Products – 0.4%

5,300	Tyson Foods, Inc., Class A	303,902

	Health Care Equipment & Supplies – 0.3%

4,600	Baxter International, Inc.	272,826

	Health Care Providers & Services – 9.8%

6,100	Aetna Inc.	883,646

9,700	AmerisourceBergen Corporation	890,169

2,300	Centene Corporation, (2)	167,049

16,700	Express Scripts, Holding Company, (2)	997,825

4,300	Humana Inc.	998,718

6,500	McKesson HBOC Inc.	1,060,085

10,700	UnitedHealth Group Incorporated	1,874,426

5,000	Wellcare Health Plans Inc., (2)	859,000
	Total Health Care Providers & Services	7,730,918

	Hotels, Restaurants & Leisure – 4.5%

15,100	Dunkin Brands Group Inc.	883,501

13,500	Hyatt Hotels Corporation, Class A, (2)	778,950

800	Las Vegas Sands	47,304

1,000	McDonald’s Corporation	150,890

49,300	The Wendy’s Company	797,181

9,200	Wyndham Worldwide Corporation	929,108
	Total Hotels, Restaurants & Leisure	3,586,934

NUVEEN	39

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Insurance – 1.0%

12,500	Lincoln National Corporation	$812,250

	Internet and Direct Marketing Retail – 2.4%

1,000	Amazon.com, Inc., (2)	994,620

6,300	Expedia, Inc.	905,814
	Total Internet and Direct Marketing Retail	1,900,434

	Internet Software & Services – 4.9%

2,300	Alphabet Inc., Class A, (2)	2,270,307

4,800	Facebook Inc., Class A Shares, (2)	727,008

9,500	VeriSign, Inc., (2)	856,520
	Total Internet Software & Services	3,853,835

	IT Services – 4.7%

20,700	Booz Allen Hamilton Holding	816,408

7,500	Gartner Inc., (2)	897,000

13,000	MasterCard, Inc.	1,597,440

4,400	Visa Inc.	419,012
	Total IT Services	3,729,860

	Media – 8.6%

11,900	AMC Networks Inc., Class A Shares, (2)	630,462

14,300	CBS Corporation, Class B	873,873

9,600	Clear Channel Outdoor Holdings Inc., Class A, (2)	36,960

33,000	Discovery Communications inc., Class A Shares, (2)	874,500

23,800	Live Nation Inc., (2)	820,862

8,800	Omnicom Group, Inc.	736,736

33,400	Regal Entertainment Group, Class A	694,720

11,700	Scripps Networks Interactive, Class A Shares	774,774

173,700	Sirius XM Holdings Inc.	911,925

3,700	Walt Disney Company	399,378
	Total Media	6,754,190

	Multiline Retail – 2.4%

13,500	Big Lots, Inc.	659,205

12,600	Kohl’s Corporation	484,218

17,300	Nordstrom, Inc.	723,140
	Total Multiline Retail	1,866,563

	Personal Products – 0.8%

11,000	Nu Skin Enterprises, Inc., Class A	603,680

	Real Estate Management & Development – 1.0%

23,600	CBRE Group Inc., (2)	823,168

40	NUVEEN

Shares	Description (1)			Value

	Road & Rail – 1.1%

36,200	Avis Budget Group Inc., (2)			$828,618

	Software – 10.1%

24,700	Cadence Design Systems, Inc., (2)			867,958

10,700	Citrix Systems, (2)			883,178

51,600	Microsoft Corporation			3,603,744

10,200	Red Hat, Inc., (2)			913,614

10,800	Synopsys Inc., (2)			808,596

9,000	VMware Inc., (2)			874,350
	Total Software			7,951,440

	Specialty Retail – 8.2%

12,900	Best Buy Co., Inc.			766,131

8,500	Burlington Store Inc., (2)			831,725

35,900	Gap, Inc.			807,750

12,700	Home Depot, Inc.			1,949,577

15,800	Lowe’s Companies, Inc.			1,244,566

14,000	Ross Stores, Inc.			894,880
	Total Specialty Retail			6,494,629

	Technology Hardware, Storage & Peripherals – 8.5%

38,600	Apple, Inc.			5,896,536

20,700	NCR Corporation, (2)			797,571
	Total Technology Hardware, Storage & Peripherals			6,694,107

	Trading Companies & Distributors – 1.0%

7,600	United Rentals Inc., (2)			826,348

	Wireless Telecommunication Services – 1.1%

13,300	T-Mobile US Inc., (2)			896,686
	Total Long-Term Investments (cost $69,607,183)			78,660,676

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

	REPURCHASE AGREEMENTS – 0.1%

$100	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/17 repurchase price $100,242, collateralized by $100,000 U.S. Treasury Bonds, 3.000%, due 11/15/44, value $102,474	0.090%	6/01/17	$100,242
	Total Short-Term Investments (cost $100,242)			100,242
	Total Investments (cost $69,707,425) – 99.8%			78,760,918
	Other Assets Less Liabilities – 0.2%			195,941
	Net Assets – 100%			$78,956,859

NUVEEN	41

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$78,660,676	$—	$ —	$78,660,676
Short-Term Investments:
Repurchase Agreements	$—	$100,242	$ —	$100,242
Total	$78,660,676	$100,242	$ —	$78,760,918

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments was $70,065,052.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$12,109,229
Depreciation	(3,413,363)
Net unrealized appreciation (depreciation) of investments	$8,695,866

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

42	NUVEEN

Nuveen Large Cap Value Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 1.1%

82,000	Spirit AeroSystems Holdings Inc.	$4,468,180

	Airlines – 2.3%

39,000	Copa Holdings SA	4,408,560

62,000	United Continental Holdings Inc., (2)	4,939,540
	Total Airlines	9,348,100

	Auto Components – 1.2%

13,000	Goodyear Tire & Rubber Company	418,860

29,000	Lear Corporation	4,322,160
	Total Auto Components	4,741,020

	Automobiles – 2.9%

523,000	Ford Motor Company	5,815,760

178,000	General Motors Company	6,039,540
	Total Automobiles	11,855,300

	Banks – 13.7%

558,000	Bank of America Corporation	12,504,780

171,000	Citigroup Inc.	10,352,340

134,000	JPMorgan Chase & Co.	11,008,100

52,000	PNC Financial Services Group, Inc.	6,172,400

112,000	Popular Inc.	4,166,400

151,000	Regions Financial Corporation	2,089,840

94,000	SunTrust Banks, Inc.	5,016,780

102,000	Synovus Financial Corp.	4,169,760

12,000	Wells Fargo & Company	613,680
	Total Banks	56,094,080

	Biotechnology – 1.8%

23,000	Amgen Inc.	3,570,520

32,000	United Therapeutics Corporation, (2)	3,868,480
	Total Biotechnology	7,439,000

	Building Products – 1.1%

71,000	Owens Corning	4,430,400

	Capital Markets – 11.6%

134,000	Bank New York Mellon	6,314,080

131,000	E*Trade Group Inc., (2)	4,533,910

118,000	Franklin Resources, Inc.	4,931,220

NUVEEN	43

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

30,000	Goldman Sachs Group, Inc.	$6,337,800

96,000	Lazard Limited	4,272,000

157,000	Morgan Stanley	6,553,180

55,000	Northern Trust Corporation	4,809,200

63,000	Raymond James Financial Inc.	4,553,010

65,000	State Street Corporation	5,294,900
	Total Capital Markets	47,599,300

	Chemicals – 1.9%

72,000	Cabot Corporation	3,760,560

163,000	Huntsman Corporation	3,895,700
	Total Chemicals	7,656,260

	Communication Equipment – 2.5%

305,000	Cisco Systems, Inc.	9,616,650

23,000	Juniper Networks Inc.	674,590
	Total Communication Equipment	10,291,240

	Construction & Engineering – 1.7%

140,000	Chicago Bridge & Iron Company N.V.	2,648,800

83,000	Jacobs Engineering Group, Inc.	4,350,860
	Total Construction & Engineering	6,999,660

	Consumer Finance – 0.9%

64,000	Discover Financial Services	3,756,800

	Containers & Packaging – 1.2%

89,000	WestRock Company	4,843,380

	Diversified Financial Services – 0.9%

21,000	Berkshire Hathaway Inc., Class B, (2)	3,470,880

	Diversified Telecommunication Services – 2.8%

14,000	AT&T Inc.	539,420

183,000	CenturyLink Inc.	4,565,850

2,968,000	Frontier Communications Corporation	3,888,080

208,000	Intelsat SA, (2)	640,640

404,000	Windstream Holdings Inc.	1,717,000
	Total Diversified Telecommunication Services	11,350,990

	Electric Utilities – 1.2%

137,000	Exelon Corporation	4,974,470

	Electrical Equipment – 1.1%

57,000	Regal-Beloit Corporation	4,514,400

44	NUVEEN

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.1%

156,000	Jabil Circuit Inc.	$4,667,520

	Energy Equipment & Services – 0.8%

279,000	Rowan Companies Inc.	3,359,160

	Food & Staples Retailing – 4.7%

53,000	CVS Health Corporation	4,071,990

76,000	Walgreens Boots Alliance Inc.	6,157,520

112,000	Wal-Mart Stores, Inc.	8,803,200
	Total Food & Staples Retailing	19,032,710

	Food Products – 1.0%

70,000	Tyson Foods, Inc., Class A	4,013,800

	Health Care Providers & Services – 5.6%

37,000	Aetna Inc.	5,359,820

25,000	Anthem Inc.	4,558,750

72,000	Express Scripts, Holding Company, (2)	4,302,000

19,000	Humana Inc.	4,412,940

25,000	Wellcare Health Plans Inc., (2)	4,295,000
	Total Health Care Providers & Services	22,928,510

	Hotels, Restaurants & Leisure – 2.7%

79,000	Carnival Corporation	5,061,530

74,000	Hyatt Hotels Corporation, Class A, (2)	4,269,800

14,000	Royal Caribbean Cruises Limited	1,542,520
	Total Hotels, Restaurants & Leisure	10,873,850

	Independent Power & Renewable Electricity Producers – 1.1%

40,000	AES Corporation	467,200

323,000	Calpine Corporation, (2)	4,150,550
	Total Independent Power & Renewable Electricity Producers	4,617,750

	Insurance – 5.5%

72,000	AFLAC Incorporated	5,427,360

49,000	Assured Guaranty Limited	1,913,940

18,000	Everest Reinsurance Group Ltd	4,583,700

69,000	Lincoln National Corporation	4,483,620

57,000	Prudential Financial, Inc.	5,976,450
	Total Insurance	22,385,070

	IT Services – 1.0%

107,000	Booz Allen Hamilton Holding	4,220,080

	Machinery – 1.9%

41,000	Ingersoll Rand Company Limited, Class A	3,673,600

NUVEEN	45

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

67,000	Oshkosh Truck Corporation	$4,229,040
	Total Machinery	7,902,640

	Media – 2.5%

164,000	Discovery Communications inc., Class A Shares, (2)	4,346,000

79,000	John Wiley and Sons Inc., Class A	4,005,300

252,000	TEGNA, Inc.	1,978,200
	Total Media	10,329,500

	Metals & Mining – 0.8%

47,000	Reliance Steel & Aluminum Company	3,428,650

	Mortgage REIT – 0.6%

243,000	Two Harbors Investment Corporation	2,425,140

	Multiline Retail – 1.9%

70,000	Big Lots, Inc.	3,418,100

110,000	Kohl’s Corporation	4,227,300
	Total Multiline Retail	7,645,400

	Oil, Gas & Consumable Fuels – 1.1%

57,000	Exxon Mobil Corporation	4,588,500

	Personal Products – 0.8%

62,000	Nu Skin Enterprises, Inc., Class A	3,402,560

	Pharmaceuticals – 0.6%

20,000	Johnson & Johnson	2,565,000

	Professional Services – 1.1%

44,000	Manpower Inc.	4,482,280

	Real Estate Investment Trust – 0.7%

156,000	Host Hotels & Resorts Inc.	2,806,440

	Semiconductors & Semicondutor Equipment – 0.4%

48,000	Intel Corporation	1,733,280

	Software – 1.1%

48,000	VMware Inc., (2)	4,663,200

	Specialy Retail – 3.6%

77,000	Best Buy Co., Inc.	4,573,030

79,000	GameStop Corporation	1,749,060

178,000	Gap, Inc.	4,005,000

497,000	Staples, Inc.	4,512,760
	Total Specialy Retail	14,839,850

	Technology Hardware, Storage & Peripherals – 5.1%

45,000	Apple, Inc.	6,874,200

46	NUVEEN

Shares	Description (1)	Value

	Technology Hardware, Storage & Peripherals (continued)

288,000	HP Inc.	$5,402,880

97,000	NCR Corporation, (2)	3,737,410

117,000	NetApp, Inc.	4,737,330
	Total Technology Hardware, Storage 7 Peripherals	20,751,820

	Trading Companies & Distributors – 2.0%

38,000	United Rentals Inc., (2)	4,131,740

67,000	WESCO International Inc., (2)	4,097,050
	Total Trading Companies & Distributors	8,228,790

	Wireless Telecommunication Services – 2.2%

505,000	Sprint Corporation, (2)	4,287,450

17,000	Telephone and Data Systems Inc.	485,010

65,000	T-Mobile US Inc., (2)	4,382,300
	Total Wireless Telecommunication Services	9,154,760
	Total Long-Term Investments (cost $380,301,465)	408,879,720
	Other Assets Less Liabilities – 0.2%	708,061
	Net Assets – 100%	$409,587,781

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$408,879,720	$—	$—	$408,879,720

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments was $382,723,854.

NUVEEN	47

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$50,351,012
Depreciation	(24,195,146)
Net unrealized appreciation (depreciation) of investments	$26,155,866

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

48	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 28, 2017